Commitments and Contingencies (Details) (CNY)	12 Months Ended			1 Months Ended			1 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Purported class action by alleged purchasers of the company's ADRs	Dec. 16, 2011 Purported class action by alleged purchasers of the company's ADRs purchaser	Oct. 17, 2011 Purported class action by alleged purchasers of the company's ADRs officer	Dec. 31, 2011 Purported class action by alleged purchasers of the company's ADRs Maximum
Commitments and Contingencies
Minimum initial or remaining lease term for inclusion in the future obligations table (in years)	1
Minimum Lease Payment
2012	16,738,000
2013	7,367,000
2014	3,165,000
2015	1,561,000
2016	1,237,000
Total	30,068,000
Rental expenses incurred under operating leases	28,048,000	30,340,000	25,622,000
Rental expenses incurred under operating leases recorded in discontinued operation	1,725,000	6,899,000	4,920,000
Commitment in connection with acquisition of office equipment	168,000	365,000
Commitments and Contingencies
Number of the then-executive officers against whom purported class action was brought						3
Period for filing consolidated complaint or giving notice of intent by the lead plaintiff after the appointment of a lead plaintiff (in days)							45 days
Period after which the company's response to the operative complaint is due (in days)				45 days
Period after which the lead plaintiff's opposition is due (in days)				45 days
Period after which the company's reply is due (in days)				30 days
Number of alleged purchasers moved for appointment as lead plaintiffs					2